Revenue (Schedule of Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	$ 58,245	$ 38,447
Derivative pricing adjustments	(48)	(1,053)
Gross revenue	58,197	37,394
Treatment and selling costs	(13,393)	(9,511)
Revenue	44,804	27,883
Deferred revenue	40
Gold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	4,027
Derivative pricing adjustments
Gross revenue	4,027
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	27,438	19,212
Derivative pricing adjustments	(267)	370
Gross revenue	27,171	19,582
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	5,973	3,078
Derivative pricing adjustments	96	(1,094)
Gross revenue	6,069	1,984
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	20,617	16,142
Derivative pricing adjustments	169	(400)
Gross revenue	20,786	15,742
Other by-products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	190	15
Derivative pricing adjustments	(46)	71
Gross revenue	$ 144	$ 86